Allison L. Pristash 60 State Street Mail Stop BO7-19-4 Boston, MA 02109 Tel +1 617 357 1220 allison.pristash@blackrock.com

June 29, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the following Trust funds, each dated June 29, 2026, do not differ from those contained in Post-Effective Amendment No. 2,887 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 18, 2026:

iShares 0-1 Year Treasury Bond ETF

iShares 0-3 Month Treasury Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares Broad USD Floating Rate Loan ETF

iShares California Muni Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares ESG Advanced Universal USD Bond ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares High Yield Systematic Bond ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Investment Grade Systematic Bond ETF

iShares Long-Term National Muni Bond ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short-Term National Muni Bond ETF

iShares Total USD Fixed Income Market ETF

Yours truly,

/s/ Allison L. Pristash

Allison L. Pristash

Assistant Secretary